Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Maturities of Debt	Scheduled maturities of debt remaining as of March 31, 2025, for each respective fiscal year end are as follows:
2025	5,654,527
Total	$5,654,527
Scheduled maturities of debt remaining as of December 31, 2024, for each respective fiscal year end are as follows:
2025	5,549,527
Total	$5,549,527